Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended			201 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Write-off of abandoned patents	$ 440,780	$ 0	$ 0	$ 1,353,976
Impairment of Long-Lived Assets to be Disposed of	2,945,079	35,878
Recognition of Deferred Revenue	488,959
Deferred Revenue, Current	$ 263,125	$ 369,748		$ 263,125